Organization, Plan of Business Operations and Going Concern Consideration	12 Months Ended
Sep. 30, 2013
Organization, Plan of Business Operations and Going Concern Consideration [Abstract]
Organization, Plan of Business Operations and Going Concern Consideration
Note 1 — Organization, Plan of Business Operations and Going Concern Consideration

Collabrium Japan Acquisition Corporation (a company in the development stage) (the “Company”) was incorporated in the British Virgin Islands on February 8, 2012 as a business company with limited liability formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or any other similar business combination with, one or more businesses or entities (a “Business Combination”).

The accompanying financial statements are presented in US Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

All activity through September 30, 2013 relates to the Company’s formation, initial public offering (“Public Offering”) and identifying and investigating prospective target businesses with which to consummate a Business Combination. The Company is considered a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities.” The Company is subject to all of the risks associated with development stage companies. On October 24, 2012, the Company changed its fiscal year-end from December 31 to September 30.

The registration statement for the Public Offering was declared effective on October 18, 2012. On October 24, 2012, the Company consummated the Public Offering and received proceeds, net of underwriter’s discount, of $39 million from the issuance of 4,000,000 Units and simultaneously received $2.7 million from the issuance of 3,600,000 warrants (“Insider Warrants”) in a private placement (the “Private Placement”) to the Company’s initial shareholders (“Initial Shareholders”).  On November 29, 2012, the Company consummated the closing of the sale of an additional 200,000 Units which were sold subject to the underwriter’s over-allotment option (“Overallotment”) and the Company received proceeds, net of underwriter’s discount, of approximately $1.9 million. The Public Offering and the Overallotment are collectively referred to as the “Offering.”

On November 29, 2012, 133,333 ordinary shares held by the Initial Shareholders were forfeited because the underwriter over-allotment option expired and was not fully exercised.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to affect a Business Combination successfully. Upon the closing of the Offering and Private Placement, approximately $43.4 million (approximately $10.33 per share sold) is held in a trust account (“Trust Account”) and is invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the initial Business Combination and the Company’s failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company seeks to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s Chairman of the Board and the Company’s Chief Executive Officer have agreed that they will be jointly and severally liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, they may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective Business Combinations and continuing general and administrative expenses. In addition, (1) interest income on the funds held in the Trust Account can be released to the Company to pay its income and other tax obligations and (2) interest income on the funds held in the Trust Account can be released to the Company to pay for its working capital requirements in connection with searching for a Business Combination.

The Company’s securities are listed on the Nasdaq Capital Markets (“Nasdaq”). Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes a Business Combination with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account less the deferred commission and amounts to pay tax obligations at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.

The Company was required to determine if it was a foreign private issuer (“FPI”) under Rule 3b-4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the Securities and Exchange Commission for the Offering. The Company determined it was an FPI prior to the filing of the Registration Statement. As an FPI, the Company is required to comply with the tender offer rules in connection with its initial Business Combination. The Company is required to determine its status as an FPI on an ongoing basis for all subsequent fiscal years as of the last day of its most recently completed second fiscal quarter. On such date, if the Company no longer qualifies as an FPI (as set forth in Rule 3b-4 of the Exchange Act), the Company will then become subject to the U.S. domestic issuer rules as of the first day of its fiscal year following the determination date.

The Company, after signing a definitive agreement for a Business Combination with a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to redeem their public shares for a pro rata share of the Trust Account by means of a tender offer (or it may have the option of conducting redemptions in conjunction with a proxy solicitation pursuant to the proxy rules if the Company is no longer an FPI). Each Public Shareholder will be entitled to receive a full pro rata portion of the amount then in the Trust Account (approximately $10.33 per share, plus any pro rata interest earned on the funds held in the Trust Account and not released to the Company or necessary to pay its taxes). In no event will the Company consummate an initial Business Combination and allow redemptions of public shares such that the Company would have less than $5,000,001 in net tangible assets (including as a result of any redemptions that occurred upon taking advantage of the extension period described below). All of the Initial Shareholders waived any redemption rights they may have in connection with the initial Business Combination pursuant to letter agreements executed prior to the Offering.

Notwithstanding the foregoing redemption rights, if the Company is no longer an FPI and the Company seeks shareholder approval of its initial Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company’s memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 19.9% of the shares sold in the Offering.

The Company’s amended and restated memorandum and articles of association provided that the Company would continue in existence only until January 24, 2014 (or April 24, 2014 if the Company took advantage of the full 90-day extension period described below).  On January 24, 2014, the Company closed the Extension Tender Offer (see Note 12) and in connection therewith took advantage of the full 90-day period.  Accordingly, the Company now has until April 24, 2014 to consummate an initial Business Combination.  If the Company has not completed a Business Combination by such date, it will trigger the automatic liquidation of the Trust Account and the voluntary liquidation of the Company. If the Company is forced to liquidate prior to a Business Combination, its Public Shareholders are entitled to have their shares redeemed for a pro rata portion of the Trust Account, including any interest, and any net assets remaining available for distribution to them after payment of liabilities. The Initial Shareholders have waived their rights to share in any distribution with respect to their initial shares held prior to the Public Offering.

The Company incurred a net loss from operations of $4.4 million for the period from February 8, 2012 (inception) to September 30, 2013. At September 30, 2013, the Company had approximately $43.5 million of cash (including amounts in the Trust Account of approximately $43.3 million) and a working capital deficit of $269,137. The Company’s accumulated deficit aggregated approximately $4.4 million at September 30, 2013. The Company has principally financed its operations from inception using proceeds from sales of its equity securities in the Offering (see Note 3) and loans from shareholders (see Note 6). The Company has limited resources from which to pay its expenses until a Business Combination is completed.  The Company has used all of the remaining funds not held in trust and the interest earned on the funds held in the Trust Account available to it. Accordingly, the Company will need to enter into contingent fee arrangements with its vendors or raise additional capital through loans or additional investments from its Initial Shareholders, officers, directors, or third parties.  None of the Initial Shareholders, officers or directors is under any obligation to advance funds to, or invest in, the Company. Accordingly, significant uncertainties include the inability to obtain additional financing if needed to execute its business plan until a Business Combination is completed.  If the Company is unable to raise additional capital or enter into contingent fee arrangements with its vendors, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and controlling overhead expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Revised Prior Period Amounts

While preparing its balance sheet as of March 31, 2013, the Company identified and corrected an error related to the accounting for the Company’s outstanding warrants. The amount of the error was approximately $4 million as of October 24, 2012. The Company determined that its outstanding warrants should have been accounted as a liability recorded at fair value and that this liability should be re-measured at each reporting period with changes in fair value being reflected in the statement of operations. The determination of this accounting methodology was made as a result of potential adjustments to the exercise price of the warrants in certain circumstances as described in the warrant agreement which does not meet the criteria for equity treatment described in ASC 815-45-7D. This accounting did not result in a significant change to the balance sheet for the period ended October 24, 2012 and therefore no changes have been made.

In accordance with Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), the Company has evaluated these errors, based on an analysis of quantitative and qualitative factors, as to whether they were material to each of the prior reporting periods affected and if amendments of previously filed 6-K reports with the SEC are required. The Company has determined that though quantitatively material to the previous quarters, qualitatively the recording of the warrants as liability instruments would not have influenced an investor’s decision making process and has determined to record the liability in the year ended September 30, 2013 as opposed to a restatement and reissuance of the previous filed balance sheet.